Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income Taxes
15.	Income Taxes

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands

WF Holding is domiciled in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to any income tax.

British Virgin Islands

Under the current tax laws of the British Virgin Islands, WF Venture is not subject to tax on income or capital gains.

Malaysia

For Win-Fung and RBSB, the income tax is calculated at 24% of the estimated assessable profits for the relevant year.

Hong Kong

GKI is subject to a Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since the acquisition of GKI.

The components of profit (loss) before income tax expense are summarized as follows:

	For the Six Months Ended June 30,
	2026	2025
Domestic (Cayman Islands)	$(82,792,186)	$(472,115)
Foreign (Malaysia)	(313,270)	223,479
Foreign (Hong Kong)	(1,022)	-
Foreign (Others)	30,078	(14,667)
Total	$(83,076,400)	$(263,303)

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30,
	2026	2025
Current income tax expenses
Domestic (Cayman Islands)	$-	$-
Foreign (Malaysia)	23,525	57,241
Foreign (Hong Kong)	-	-
Foreign (Others)	-	-
Total current income tax expense	23,525	57,241

Current income tax expenses
Domestic (Cayman Islands)	$-	$-
Foreign (Malaysia)	8,385	-
Foreign (Hong Kong)	-	-
Foreign (Others)	-	-
Total deferred income tax benefits	8,385	-

Total income tax expense	$31,910	$57,241

The following table presents net of income taxes (refunds) paid, disaggregated by jurisdiction:

	For the Six Months Ended June 30,
	2026	2025
Domestic (Cayman Islands)	$-	$-
Foreign (Malaysia)	(75,503)	45,708
Foreign (Hong Kong)	-	-
Foreign (Others)	-	-
Total	$(75,503)	$45,708

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the Six Months Ended June 30,
	2026		2025
	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Loss before income tax expense	$(83,076,400)	-	$(263,303)	-
Tax effect at the Malaysia corporate tax rates of 24%	(19,938,336)	24.00%	(63,193)	24.00%
Non-deductible expenditure	19,897,706	(23.95)%	120,434	(45.74)%
Income not subject to tax	(11,060)	0.01%	-	-%
Deferred tax assets not recognized	60,075	(0.07)%	-	-%
Under provision in prior years	23,525	(0.03)%	-	-
Total income tax expense	$31,910	(0.04)%	$57,241	(21.74)%

Deferred income tax results from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The effect of temporary differences that gave rise to net deferred tax assets and deferred tax liabilities and their movements were as follows:

	As of
	June 30, 2026	December 31, 2025
Allowance for credit losses	$(156,565)	$(146,544)
Accelerated tax depreciation	118,782	100,420
Total	$(37,783)	$(46,124)